Financial Assets and Financial Liabilities_Details Of Changes In Level3 Of The Fair Value Hierarchy(Details) - Level3 Of Fair Value Hierarchy Member [Member] - KRW (₩)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Description Of Reasons For Transfers Into Level3 Of Fair Value Hierarchy Assets		The Changes in levels for the financial instruments occurred due to the change in the availability of observable market data.	The Changes in levels for the financial instruments occurred due to the change in the availability of observable market data.
Description Of Reasons For Transfers Out Of Level3 Of Fair Value Hierarchy Assets		The Changes in levels for the financial instruments occurred due to the change in the availability of observable market data.	The Changes in levels for the financial instruments occurred due to the change in the availability of observable market data.
Designated at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance		₩ 763,272,000,000	₩ 386,838,000,000
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		52,936,000,000	62,717,000,000
Other comprehensive income		0	0
Purchases		1,315,500,000,000	278,743,000,000
Sales		(1,076,928,000,000)	(345,846,000,000)
Issues		0	0
Settlements		(264,816,000,000)	(118,913,000,000)
Transfers into Level 3	[1]	0	0
Transfers out of Level 3	[1]	0	(337,217,000,000)
Business combination		524,380,000,000	836,950,000,000
Changes from replacement of assets Of disposal group as held for sale		0
Ending balance		1,314,344,000,000	763,272,000,000
Available-for-sale financial assets
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance		3,072,292,000,000	1,888,439,000,000
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		(20,827,000,000)	(12,038,000,000)
Other comprehensive income		6,356,000,000	86,320,000,000
Purchases		1,713,098,000,000	744,221,000,000
Sales		(916,778,000,000)	(288,082,000,000)
Issues		0	0
Settlements		0	0
Transfers into Level 3	[1]	14,168,000,000	0
Transfers out of Level 3	[1]	(922,000,000)	(24,816,000,000)
Business combination		2,038,779,000,000	678,248,000,000
Changes from replacement of assets Of disposal group as held for sale		(40,190,000,000)
Ending balance		5,865,976,000,000	3,072,292,000,000
Designated at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance		(7,797,139,000,000)	(1,819,379,000,000)
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		(846,704,000,000)	(382,798,000,000)
Other comprehensive income		0	0
Purchases		0	0
Sales		0	0
Issues		(11,528,433,000,000)	(4,085,714,000,000)
Settlements		11,484,384,000,000	4,182,978,000,000
Transfers into Level 3	[1]	0	0
Transfers out of Level 3	[1]	0	2,388,485,000,000
Business combination		0	(8,080,711,000,000)
Changes from replacement of assets Of disposal group as held for sale		0
Ending balance		(8,687,892,000,000)	(7,797,139,000,000)
Derivatives held for trading
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance		(64,910,000,000)	(89,042,000,000)
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		504,627,000,000	25,649,000,000
Other comprehensive income		0	0
Purchases		35,649,000,000	33,664,000,000
Sales		(270,435,000,000)	(178,670,000,000)
Issues		(67,958,000,000)	(26,049,000,000)
Settlements		(3,760,000,000)	282,671,000,000
Transfers into Level 3	[1]	0	8,815,000,000
Transfers out of Level 3	[1]	(642,000,000)	(72,571,000,000)
Business combination		522,000,000	(49,377,000,000)
Changes from replacement of assets Of disposal group as held for sale		0
Ending balance		133,093,000,000	(64,910,000,000)
Derivatives held for hedging
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Beginning balance		1,277,000,000	714,000,000
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy Abstract [Abstract]
Profit or loss		(408,000,000)	676,000,000
Other comprehensive income		0	0
Purchases		0	0
Sales		0	0
Issues		0	0
Settlements		(164,000,000)	(113,000,000)
Transfers into Level 3	[1]	0	0
Transfers out of Level 3	[1]	0	0
Business combination		0	0
Changes from replacement of assets Of disposal group as held for sale		0
Ending balance		₩ 705,000,000	₩ 1,277,000,000

[1]	The changes in levels for the financial instruments occurred due to change in the availability of observable market data.